                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

May 3, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Panorama Series Fund, Inc. (the "Registrant)
                Reg. No. 2-73969; File No. 811-3255

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"),  I  hereby  represent  that  the  form of  Prospectuses  and
Statement of Additional  Information that would have been filed pursuant to Rule
497(c) under the  Securities  Act would not have differed from that contained in
Post-Effective  Amendment No. 40 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on April 24, 2007.

                                             Very truly yours,

                                             /s/ Deborah A. Sullivan
                                             Deborah A. Sullivan
                                             Vice President & Assistant Counsel
                                             Tel. 212.323.0602
                                             dsullivan@oppenheimerfunds.com

cc:      Myer, Swanson, Adams & Wolf, P.C.
         Deloitte & Touche LLP
         Gloria LaFond
         Nancy S. Vann